Short-term and restricted bank deposits (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Short Term Bank Deposits [Abstract]
Schedule of short-term bank deposits
	December 31
	2023	2022

Restricted bank deposits (1)	167	-
USD Bank deposits (2)	29,675	-

	29,842	-

(1)	Restricted bank deposits which are primarily used as security for the Company’s office leases.

(2)	The USD deposits bear annual interest of 6.26%-6.55% for the period of 91-365 days for 2023.